RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions	Transactions with Golar Partners and subsidiaries:
Income (expenses):

(in thousands of $)	2019	2018	2017
Management and administrative services revenue (i)	9,645	9,809	7,762
Ship management fees revenue (ii)	4,460	5,200	5,903
Interest income on short-term loan (iii)	(109)	—	—
Charterhire expenses (iv)	—	—	(17,423)
Share options expense recharge (v)	—	—	228
Interest expense on deposits payable (vi)	—	(4,779)	(4,622)
Total	13,996	10,230	(8,152)

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2019 and 2018 consisted of the following:

(in thousands of $)	2019	2018
Balances due (to)/from Golar Partners and its subsidiaries (iii)	(2,708)	4,091
Methane Princess lease security deposit movements (vii)	(2,253)	(2,835)
Total	(4,961)	1,256

(i) Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(ii) Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.
(iii) Interest income on short-term loan, balances due(to)/from Golar Partners and its subsidiaries - Receivables and payables with Golar Partners and its subsidiaries comprise primarily of unpaid management fees and expenses for management, advisory and administrative services, dividends in respect of the Hilli Common Units and other related party arrangements including the Hilli Disposal. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. In November 2019, we loaned $15.0 million to Golar Partners, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest of $0.1 million, in December 2019.

(iv) Charterhire expenses - This consists of the charterhire expenses that we incurred for the charter back from Golar Partners of the Golar Grand. In connection with the sale of the Golar Grand to Golar Partners in November 2012, we issued an option where, in the event that the charterer did not renew or extend its charter for the Golar Grand beyond February 2015, the Partnership had the option to require us to charter the vessel through to October 2017. In February 2015, the option was exercised. Accordingly, we recognized charterhire costs of $17.4 million for the year ended December 31, 2017, in relation to the Golar Grand.

(v) Share options expense - This relates to a recharge of share option expense to Golar Partners in relation to share options in Golar granted to certain of Golar Partners' directors, officers and employees.

(vi) Interest expense on deposits payable

Expense under Tundra Letter Agreement - In May 2016, we completed the Golar Tundra Sale and received a total cash consideration of $107.2 million. We agreed to pay Golar Partners a daily fee plus operating expenses for the right to use the Golar Tundra from the date the Golar Tundra Sale was closed, until the date that the vessel would commence operations under the Golar Tundra Time Charter. In return, Golar Partners agreed to remit to us any hire income received with respect to the Golar Tundra during that period. We have accounted for $nil, $nil and $2.2 million as interest expense for the year ended December 31, 2019, 2018 and 2017, respectively.

Deferred purchase price - In May 2017, the Golar Tundra had not commenced her charter and, accordingly, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale in return we will be required to pay an amount equal to $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). The Deferred Purchase Price and the Additional Amount was applied to the net sale price of the Hilli Disposal (defined below) on July 12, 2018. We have accounted for $nil, $2.9 million and $1.1 million as interest expense for the year ended December 31, 2019, 2018 and 2017, respectively.

Deposit received from Golar Partners - On August 15, 2017, we entered into the Hilli Sale Agreement with Golar Partners for the Hilli, or the Hilli Disposal, from the Sellers of the Hilli Common Units in Hilli LLC. See note 5. Concurrent with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we pay interest at a rate of 5% per annum. We applied the deposit received and interest accrued to the purchase price on July 12, 2018, upon completion of the Hilli Disposal. We have accounted for $nil, $1.9 million and $1.3 million, as interest expense for the year ended December 31, 2019, 2018 and 2017, respectively.

(vii) Methane Princess lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to a lease for the Methane Princess. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess lease.
The transactions with Golar Power and its affiliates for the twelve months ended December 31, 2019, 2018 and 2017 consisted of the following:

(in thousands of $)	2019	2018	2017
Management and administrative services revenue	5,904	6,167	5,711
Ship management fees income	1,210	1,400	824
Debt guarantee compensation (i)	693	861	775
Other (ii)	(2)	(247)	135
Total	7,805	8,181	7,445

Payables: The balances with Golar Power and its affiliates as of December 31, 2019 and 2018 consisted of the following:

(in thousands of $)	2019	2018
Balances due to Golar Power and affiliates (ii)	(6,829)	(5,417)
Total	(6,829)	(5,417)

(i) Debt guarantee compensation - In connection with the closing of the Golar Power and Stonepeak transaction, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees (as further described under the subheading "Guarantees and other") relating to Golar Power and subsidiaries.

(ii) Balances due to Golar Power and affiliates - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. In December 2019, we loaned $7.0 million to Golar Power, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest, in December 2019.
The transactions with OneLNG and its subsidiaries for the year ended December 31, 2019, 2018 and 2017 consisted of the following:

(in thousands of $)	2019	2018	2017
Management and administrative services revenue	—	1,399	6,463

Receivables: The balances with OneLNG and its subsidiaries as of December 31, 2019 and 2018 consisted of the following:

(in thousands of $)	2019	2018
Balances due from OneLNG (i)	707	8,169

(i) Balances due from OneLNG - Receivables with One LNG and its subsidiaries comprise primarily of unpaid management fees, charterhire expenses, advisory, administrative services and payment on behalf of a related party. Balances due from OneLNG are unsecured and interest free.
The transactions with other related parties for the years ended December 31, 2019, 2018 and 2017 consisted of the following:

(in thousands of $)	2019	2018	2017
The Cool Pool (i)	39,666	151,152	59,838
Magni Partners (ii)	(858)	(375)	(260)
Borr Drilling (iii)	542	—	—
2020 Bulkers (iv)	265	—	—
Total	39,615	150,777	59,578

Receivables (Payables): The balances with other related parties as of December 31, 2019 and 2018 consisted of the following:

(in thousands of $)	2019	2018
The Cool Pool (i)	—	43,985
Magni Partners (ii)	88	(8)
Borr Drilling (iii)	542	—
2020 Bulkers (iv)	265	—
Total	895	43,977

(i) The Cool Pool - On July 8, 2019 GasLog's vessel charter contracts had concluded and withdrew their participation from the Cool Pool. Following Gaslog's departure, we assumed sole responsibility for the management of the Cool Pool and consolidate the Cool Pool. From point of consolidation, the Cool Pool ceased to be a related party.

The table below summarizes our net earnings (impacting each line item in our consolidated statement of operations) generated from our participation in the Cool Pool:

(in thousands of $)	2019	2018	2017
Time and voyage charter revenues	43,332	177,139	77,975
Time charter revenues - collaborative arrangement	23,359	73,931	28,327
Voyage, charterhire expenses and commission expenses	(8,092)	(16,717)	(7,683)
Voyage, charterhire and commission expenses - collaborative arrangement	(18,933)	(83,201)	(38,781)
Net income from the Cool Pool	39,666	151,152	59,838

(ii) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited, a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

iii) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and NASDAQ stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

iv) 2020 Bulkers - 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.